Stock Options - Stock Incentive Plan (Details)	12 Months Ended
	Dec. 31, 2024 shares	Dec. 31, 2023 shares	Oct. 31, 2023 item shares	Dec. 31, 2022 shares
2023 Stock Incentive Plan
Stock Options
Threshold shares issuable, percentage			16.50%
Option contractual life	10 years
2023 Stock Incentive Plan | Class F
Stock Options
Number of shares authorized for grant	5,494,650
Total number of shares reserved for future issuance			5,775,000
Number of shares available for grant	749,347	792,105		782,298
2023 Stock Incentive Plan | Vesting tranche one
Stock Options
Option Vesting percentage	25.00%
2023 Stock Incentive Plan | Vesting tranche two
Stock Options
Option Vesting percentage	0.027%
2023 Performance Equity Plan
Stock Options
Option contractual life		10 years
Minimum number of stock price valuation | item			2
2023 Performance Equity Plan | Class C
Stock Options
Total number of shares reserved for future issuance			2,797,466
Number of shares available for grant	572,620	1,872,774
Number of options exercisable	2,224,846	924,692